Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Ener-Core, Inc.
Entity Central Index Key	0001495536
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2016